SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Loss attributable to holders of ordinary shares (USD’000):
Net loss from continuing operations	$ (10,759)		$ (8,502)	$ (10,544)		$ (12,258)
Net gain from discontinued operations						$ 10,233
Weighted average number of ordinary shares outstanding used in computing basic loss per share	4,350,566	[1]	1,766,437	2,057,331	[1]	55,505	[1]
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	4,351,817	[1]	1,800,472	2,070,859	[1]	64,743	[1]
- From continuing operations	$ (2.47)	[1]	$ (4.81)	$ (5.13)	[1]	$ (220.84)	[1]
- From discontinued operations		[1]			[1]	184.36	[1]
- From continuing operations	(2.47)	[2]	(4.81)	(5.13)	[2]	(220.84)	[2]
- From discontinued operations						$ 158.06

[1]	reflected the 1-for-40 reverse split effective on April 3, 2025.
[2]	earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year